Goodwill and Other Intangible Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	¥ 0	¥ 0	¥ 562
Aggregate amortization expenses for intangible assets	39,213	34,212	32,235
Estimated amortization expenses in fiscal 2025	39,066
Estimated amortization expenses in fiscal 2026	34,108
Estimated amortization expenses in fiscal 2027	32,021
Estimated amortization expenses in fiscal 2028	26,415
Estimated amortization expenses in fiscal 2029	25,322
Intangible assets subject to amortization acquired	41,043
Corporate Financial Services and Maintenance Leasing
Intangible Assets by Major Class [Line Items]
Impairment of intangible assets excluding goodwill		1	650
Real Estate Segment
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	0	0	191
PE Investment and Concession Segment
Intangible Assets by Major Class [Line Items]
Impairment of intangible assets excluding goodwill	24
ORIX USA
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	0	0	0
Impairment of intangible assets excluding goodwill		110
Environment and Energy
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	0	0	0
Impairment of intangible assets excluding goodwill	87
Aircraft and Ships
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	0	0	0
Impairment of intangible assets excluding goodwill		405	259
Insurance [Member]
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	0	0	371
ORIX Europe [Member]
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	0	0	0
Impairment of intangible assets excluding goodwill			21,090
Asia and Australia
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	0	¥ 0	¥ 0
Impairment of intangible assets excluding goodwill	37
Software
Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization acquired	¥ 16,500
Weighted average amortization period	7 years
Customer relationships and others
Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization acquired	¥ 12,273
Weighted average amortization period	16 years